CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Balance Sheets Parenthetical
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock authorized	175,000,000	175,000,000	175,000,000
Preferred stock issued	0	0	0
Preferred stock outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock authorized	500,000,000	500,000,000	500,000,000
Common stock issued	310,868,500	310,868,500	10,368,500
Common stock outstanding	310,868,500	310,868,500	10,368,500